GENERAL AND ADMINISTRATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
General And Administration [Abstract]
GENERAL AND ADMINISTRATION

12. GENERAL AND ADMINISTRATION

The components of general and administrative expenses were as follows:

	Six months ended		Three Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Salaries and benefits	$6,986	$8,826	$3,660	$4,280
Office and administration	2,466	1,279	1,280	651
Professional fees	3,807	2,975	1,573	1,579
Share based compensation	4,873	713	3,323	297
Rent	657	770	397	305
Other	559	821	373	152
Total	$19,348	$15,384	$10,606	$7,264

14. GENERAL AND ADMINISTRATION

The components of general and administrative expenses were as follows:

	Year ended
	December 31, 2020	December 31, 2019
Salaries and benefits	$13,354	$15,238
Office and administration	3,319	4,167
Professional fees	6,985	10,295
Share based compensation	1,652	1,522
Rent	1,700	1,692
Other	2,818	2,065
Total	$29,828	$34,979